Real Estate Owned (Tables)	12 Months Ended
Jun. 30, 2019
Real Estate [Abstract]
Schedule of activity in real estate owned

(in thousands)	2019	2018

Balance at beginning of year	$710	$358
Loans transferred to real estate owned	347	910
Capitalized expenditures	98	5
Valuation adjustments	(66)	(37)
Disposals	(379)	(526)
Balance at end of year	$710	$710